UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

AMERICREDIT FINANCIAL SERVICES, INC. 1

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported): February 1, 2024

Commission File Number of securitizer: 025-00427

Central Index Key Number of securitizer: 0001002761

Frank E. Brown III, Senior Vice President,

Corporate Counsel and Secretary (817) 302-7521

Name and telephone number, including area code,

of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Commission File Number of depositor:_________________

Exact name of issuing entity as specified in its charter

Central Index Key Number of issuing entity (if applicable): ___________

Central Index Key Number of underwriter (if applicable): _____________

Name and telephone number, including area code, of the person to contact in connection with this filing

1 AmeriCredit Financial Services, Inc., as securitizer, is filing this Form ABS-15G on behalf of itself and all of its affiliated securitizers in respect of all asset-backed securities backed by automobile loans, automobile leases and commercial dealer loans that were sponsored by it and outstanding during the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 1, 2024	AMERICREDIT FINANCIAL SERVICES, INC.
(Securitizer)

	By:	/s/ Sheli Fitzgerald
	Name:	Sheli Fitzgerald
	Title:	Senior Vice President, Corporate Treasury